[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 3, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                                              Nuveen Multistate Trust II

                                                             File Nos. 333-14729 and 811-07755

Ladies and Gentlemen:

On behalf of Nuveen Multistate Trust II (the “Registrant”), we are transmitting for filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, the Registrant’s Post-Effective Amendment No. 31 to its Registration Statement (the “Amendment”).

The Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 30 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on February 10, 2014.

We have reviewed the Amendment, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures